Consolidated Statements of Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Stockholders Equity [Abstract]
Amount of net income (loss) attributable to noncontrolling interests excluded from noncontrolling interests equity	$ (13)	$ (2)